Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2013
Inangible Assets and Liabilitiesl [Abstract]
Intangible Assets and Liabilities

9. Intangible Assets and Liabilities:

The Company's identified finite-lived intangible assets associated with trade names, software, above-market and below-market acquired time charters and drilling contracts are being amortized over their useful lives. Trade names and software are included in "Intangible assets, net" in the accompanying consolidated balance sheets net of accumulated amortization. Above-market and below-market acquired time charters and drilling contracts are presented separately in the accompanying consolidated balance sheets, net of accumulated amortization.

						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2012	Amortization for the year ended December 31, 2013	2014	2015	2016	2017	2018

Trade names	$9,145	$4,510	$877	$877	$877	$877	$877	$250
Software	5,888	2,905	566	566	566	566	563	153

Total Intangible Assets, net	$15,033	$7,415	$1,443	$1,443	$1,443	$1,443	$1,440	$403

Above-market acquired time charters and drilling contracts	$62,373	$42,798	$10,759	$7,443	$ 1,373	$ -	-	-